Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Gross accounts receivable	$ 1,329	$ 3,382	$ 2,700
Allowance for credit losses		(2,129)
Accounts receivable, net	$ 1,329	$ 1,253	$ 2,705